Accounts Receivables, Net	12 Months Ended
Oct. 31, 2024
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET

NOTE 3 — ACCOUNTS RECEIVABLES, NET

Accounts receivables, net is comprised of the following:

	October 31, 2024	October 31, 2023
Accounts receivables – Non-franchisees	157,769	135,777
Allowance for expected credit losses	(157,769)	(24,398)
Accounts receivables, net – Non-franchisees	-	111,379

	October 31, 2024	October 31, 2023
Accounts receivables – Franchisees	404,974	316,462
Allowance for expected credit losses	(74,082)	(66,106)
Accounts receivables, net – Franchisees	330,892	250,356

The following is a summary of the activity in the allowance for expected credit losses:

	October 31, 2024	October 31, 2023
Balance at beginning of year – Non-franchisees	24,398	3
Provision	132,787	25,197
Effect of translation adjustment	584	(802)
Balance at end of year – Non-franchisees	157,769	24,398
	October 31, 2024	October 31, 2023
Balance at beginning of year – franchisees	66,106	5,830
Provision	6,393	62,250
Effect of translation adjustment	1,583	(1,974)
Balance at end of year – franchisees	74,082	66,106